EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 2024 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 252 (“Amendment No. 252”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 252 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-23-001228) on December 21, 2023:

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Greater China Growth Fund

Eaton Vance Worldwide Health Sciences Fund

EATON VANCE GROWTH TRUST

By:	/s/ Nicholas S. Di Lorenzo

Nicholas S. Di Lorenzo

Secretary

Date: January 3, 2024